Prepayments - Schedule of Long-term prepayments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Long-term prepayments [Line Items]
Long-term prepayments	$ 6,374	$ 4,503
Property, plant, and equipment [Member]
Schedule of Long-term prepayments [Line Items]
Long-term prepayments	$ 6,374	$ 4,503